Non-Controlling Interests - Movement (Details) € in Thousands, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CNY (¥)	Apr. 25, 2022
Disclosure of subsidiaries [line items]
Balance at beginning of the year	€ 7,317,098	€ 6,720,055
Balance at end of the year	8,457,544	7,317,098
Biotest AG
Disclosure of subsidiaries [line items]
Percentage of interest acquired				70.18%
Non-controlling interests
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,793,489	1,611,663	¥ 1,611,663
Additions	62,867		76,601
Business combination / Perimeter additions	373,468		1,604
Other movements	2
Dividends paid | ¥			(6,503)
Translation differences	97,780		110,124
Balance at end of the year	2,327,606	1,793,489	1,793,489
Non-controlling interests | Grifols (Thailand) Pte Ltd.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	4,417		4,338
Additions	282		218
Other movements	(23)
Translation differences	103		(139)
Balance at end of the year	4,779	4,417	4,417
Non-controlling interests | Grifols Malaysia Sdn Bhd
Disclosure of subsidiaries [line items]
Balance at beginning of the year	3,059		2,923
Additions	593		810
Business combination / Perimeter additions | ¥			(843)
Translation differences	11		169
Balance at end of the year	3,663	3,059	3,059
Non-controlling interests | Araclon Biotech, S.A.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	240		(1,088)
Additions	(833)		(1,119)
Business combination / Perimeter additions | ¥			2,447
Balance at end of the year	(593)	240	240
Non-controlling interests | VCN Bioscience, S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	97		316
Additions	0		(219)
Other movements	(97)
Balance at end of the year	0	97	97
Non-controlling interests | Kiro Grifols , S.L.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	284		598
Additions	(312)		(314)
Other movements	3
Balance at end of the year	(25)	284	284
Non-controlling interests | Haema AG.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	233,542		231,284
Additions	(4,858)		2,258
Balance at end of the year	228,684	233,542	233,542
Non-controlling interests | BPC Plasma, Inc
Disclosure of subsidiaries [line items]
Balance at beginning of the year	305,276		274,995
Additions	30,086		8,014
Translation differences	19,140		22,267
Balance at end of the year	354,502	305,276	305,276
Non-controlling interests | Grifols Diagnostic Solutions, Inc.
Disclosure of subsidiaries [line items]
Balance at beginning of the year	1,234,850		1,087,632
Additions	46,719		65,894
Other movements	111
Dividends paid | ¥			(6,503)
Translation differences	71,994		87,827
Balance at end of the year	1,353,674	1,234,850	1,234,850
Non-controlling interests | Plasmavita Healthcare
Disclosure of subsidiaries [line items]
Balance at beginning of the year	11,724		10,665
Additions	(1,590)		1,059
Balance at end of the year	10,134	€ 11,724	¥ 11,724
Non-controlling interests | Haema Plasma Kft
Disclosure of subsidiaries [line items]
Additions	(4,074)
Business combination / Perimeter additions	17,080
Translation differences	(1,067)
Balance at end of the year	11,939
Non-controlling interests | G Pyrenees Research Cntr
Disclosure of subsidiaries [line items]
Additions	(7)
Business combination / Perimeter additions	1
Balance at end of the year	(6)
Non-controlling interests | Albimmune SL
Disclosure of subsidiaries [line items]
Additions	(742)
Business combination / Perimeter additions	1
Balance at end of the year	(741)
Non-controlling interests | Biotest AG
Disclosure of subsidiaries [line items]
Additions	(2,397)
Business combination / Perimeter additions	356,386
Other movements	8
Translation differences	7,599
Balance at end of the year	€ 361,596